Note 2 - Allowance for Credit Losses: Past Due Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Past Due Financing Receivables

June 30, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,027,403	$ 967,375	$ 1,979,647	$ 4,974,425
Premier Loans	825,645	548,753	966,511	2,340,909
Other Consumer Loans	13,754,921	7,496,568	13,727,625	34,979,114
Real Estate Loans	868,730	240,313	1,381,440	2,490,483
Sales Finance Contracts	1,764,676	968,835	1,520,251	4,253,762
Total	$ 19,241,375	$ 10,221,844	$ 19,575,474	$ 49,038,693

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 1,998,538	$ 1,629,874	$ 2,122,317	$ 5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$ 20,068,345	$ 12,342,953	$ 21,792,971	$ 54,204,269